UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05984
                                                    ---------------------

                           THE NEW IRELAND FUND, INC.
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 Bank of Ireland Asset Management (U.S.) Limited
                               75 Holly Hill Lane
                               GREENWICH, CT 06830
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
             -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 869-0111
                                                         -------------------

                    Date of fiscal year end: OCTOBER 31, 2004
                                           ----------------------

                     Date of reporting period: JULY 31, 2004
                                            -----------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------



July 31, 2004                                         Shares      Value (U.S.)
--------------------------------------------------------------------------------
COMMON STOCKS (99.09%)

COMMON STOCKS OF IRISH COMPANIES (96.54%)

BUSINESS SERVICES (5.06%)
     DCC PLC                                          250,000      $  4,349,266
                                                                   ------------
COMPUTER SOFTWARE AND SERVICES (0.63%)
     IONA Technologies PLC-ADR*                       169,300           538,374
                                                                   ------------
CONSTRUCTION AND BUILDING MATERIALS (21.27%)
     CRH PLC                                          504,637        11,300,564
     Grafton Group PLC-UTS                            380,820         3,071,869
     Kingspan Group PLC                               675,707         3,904,880
                                                                   ------------
                                                                     18,277,313
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES (3.99%)
     Irish Life & Permanent PLC                       226,707         3,430,902
                                                                   ------------
FINANCIAL (20.03%)
     Allied Irish Banks PLC                           879,951        13,549,932
     FBD Holdings PLC                                 202,314         3,665,815
                                                                   ------------
                                                                     17,215,747
                                                                   ------------
FOOD AND AGRICULTURE (3.14%)
     IAWS Group PLC                                   227,619         2,702,051
                                                                   ------------
FOOD AND BEVERAGES (14.86%)
     Fyffes PLC                                       467,400           973,516
     Greencore Group PLC                              352,568         1,209,751
     Kerry Group PLC, Series A                        511,857        10,587,170
                                                                   ------------
                                                                     12,770,437
                                                                   ------------
HEALTH CARE SERVICES (7.67%)
     ICON PLC-ADR*                                     71,646         2,647,320
     United Drug PLC                                1,129,687         3,944,248
                                                                   ------------
                                                                      6,591,568
                                                                   ------------
LEISURE AND HOTELS (7.23%)
     Jury's Doyle Hotel Group PLC                     291,464         3,789,804
     Paddy Power PLC                                  202,495         2,425,747
                                                                   ------------
                                                                      6,215,551
                                                                   ------------
                                        1

THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



July 31, 2004                                         Shares      Value (U.S.)
--------------------------------------------------------------------------------
COMMON STOCKS OF IRISH COMPANIES (CONTINUED)

PUBLISHING AND NEWS (1.95%)
     Independent News & Media PLC                     732,313      $  1,675,168
                                                                   ------------
TECHNOLOGY (1.76%)
     Horizon Technology Group PLC*                  1,321,900         1,511,925
                                                                   ------------
TELECOMMUNICATIONS (3.20%)
     Eircom Group PLC-144Aa*                          400,000           688,659
     Spectel PLC++
     (8/4/00, 11/22/00,11/30/01-Cost $2,699,475)    1,800,248         2,059,036
                                                                   ------------
                                                                      2,747,695
                                                                   ------------
TRANSPORTATION (4.10%)
     Ryanair Holdings PLC*                            650,000         3,521,551
                                                                   ------------
UTILITY/PUBLIC SERVICES (1.65%)
     NTR PLC+
     (6/14/02-Cost $918,234)                           98,132         1,417,751
                                                                   ------------
TOTAL COMMON STOCKS OF IRISH COMPANIES
  (Cost $43,764,668)                                                 82,965,299
                                                                   ------------
COMMON STOCKS OF UNITED KINGDOM COMPANIES (2.55%)
(Cost U.S. $2,166,754)

PHARMACEUTICALS (2.55%)
     Warner Chilcott PLC                              201,154         2,194,726
                                                                   ------------
TOTAL INVESTMENT COMPANIES BEFORE FOREIGN CURRENCY
   ON DEPOSIT
   (Cost $45,931,422)                                              $ 85,160,025
                                                                   ------------

THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



July 31, 2004                                         Shares      Value (U.S.)
--------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT (0.69%)
     (Interest Bearing)
     British Pounds Sterling        (POUND STERLING)      426      $        775
     Euro                                     (EURO)  493,707           594,398
                                                                   ------------
TOTAL FOREIGN CURRENCY ON DEPOSIT
   (Cost $601,311)**                                                    595,173
                                                                   ------------
TOTAL INVESTMENTS (99.78%)
   (Cost $46,532,733)                                                85,755,198
OTHER ASSETS AND LIABILITIES (0.22%)                                    185,377
                                                                   ------------
NET ASSETS (100.00%)

                                                                   $ 85,940,575
                                                                   ============
--------------------------------------------------------------------------------

     a Security  exempt  from  registration  pursuant  to Rule  144A  under  the
       Securities Act of 1933, as amended.
     * Non-income producing security.
    ** Foreign currency held on deposit at the Bank of Ireland.
     + Not readily marketable. Dates represent acquisition date.
    ++ Not readily marketable and non-income producing security. Dates represent acquisition date.
    ADR -American Depository Receipt traded in U.S. dollars
    UTS -Units

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE NEW IRELAND FUND, INC.

By (Signature and Title)*  /S/ DENIS CURRAN
                         -------------------------------------------------------
                          Denis Curran, President
                          (principal executive officer)

Date              AUGUST 19, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ DENIS CURRAN
                         -------------------------------------------------------
                           Denis Curran, President
                           (principal executive officer)

Date              AUGUST 19, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ LELIA LONG
                         -------------------------------------------------------
                           Lelia Long, Treasurer
                           (principal financial officer)

Date              AUGUST 19, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.